Leases - Schedule of Lease-Related Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Lease-Related Assets and Liabilities [Abstract]
Lease assets	$ 76,090	$ 361,109
Lease liabilities
Lease liabilities (short term)	75,168	208,549
Lease liabilities (long term)	922	153,592
Total lease liabilities	$ 76,090	$ 362,141